CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Oil sales	$ 77,643	$ 114,955	$ 65,863
Natural gas sales	7,965	9,670	3,024
NGL sales	4,852	7,200	3,087
Total revenues	90,460	131,825	71,974
Operating expenses
Lease operating expenses	21,173	17,690	19,106
Severance and ad valorem taxes	5,021	6,875	4,153
Transportation, processing, gathering and other operating expenses	5,732	4,772	1,291
Depreciation, depletion, amortization and accretion of asset retirement obligations	90,084	69,110	29,285
Abandonment expense and impairment of unproved properties	7,619	20,025	8,561
Exploration	84
Contract termination and rig stacking	2,387
General and administrative expenses	14,206	31,694	16,842
Total operating expenses	146,306	150,166	79,238
(Gain) loss on sale of oil and natural gas properties	(2,439)	2,096	(16,756)
Total operating (loss) income	(53,407)	(20,437)	9,492
Other (expense) income
Interest expense	(6,266)	(2,475)	(513)
Gain (loss) on derivative instruments	20,756	41,943	(4,410)
Other income	20	281	122
Total other (expense) income	14,510	39,749	(4,801)
(Loss) income before income taxes	(38,897)	19,312	4,691
Income tax benefit (expense)	572	(1,524)	(1,079)
Net (loss) income	(38,325)	17,788	3,612
Less net loss attributable to noncontrolling interest		(2)	(6)
Net (loss) income attributable to the predecessor	$ (38,325)	$ 17,790	$ 3,618